COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Earnings before taxes (EBT)		$ 32.3	$ 15.5	$ 22.1
Adjustments for:
Depreciation, amortization and impairment		108.7	103.7	86.7
Loss/(gain) on sale of non-current assets		3.3	1.9	(0.1)
Increase/(decrease) in allowances and provisions		5.0	(2.0)	2.0
Loss/(gain) on unrealized foreign exchange differences		(0.5)	6.4	(0.3)
Other non-cash items		4.6	1.2	0.7
Share of result of associates		0.3	0.7	(1.7)
Interest expense		30.2	29.8	25.4
Interest income		(1.9)	(2.1)	(1.6)
Cash flow before working capital changes		182.0	155.1	133.2
Decrease/(increase) in trade and other accounts receivable		6.2	(9.1)	(2.2)
Decrease/(increase) in inventories		(26.9)	(14.2)	(17.1)
Increase/(decrease) in trade and other accounts payable		(26.9)	41.3	5.8
Dividends received from associates		0.0	0.2	1.2
Cash generated from operations		134.4	173.3	120.9
Income taxes received/(paid)	[1]	(3.6)	(3.5)	(15.5)
Net cash flows from operating activities		130.8	169.8	105.4
Cash flow used in investing activities
Purchase of property, plant and equipment		(79.6)	(88.3)	(49.4)
Purchase of intangible assets		(8.2)	(5.7)	(3.0)
Net purchase of interest in associates		(1.0)	0.0	0.0
Proceeds from sale of property, plant and equipment		0.6	0.4	1.8
Interest received		2.1	1.2	1.2
Net cash acquired in business combinations		0.0	0.0	4.4
Proceeds from sale of interests in subsidiaries and associates		0.0	0.0	30.0
Net cash flows used in investing activities		(86.1)	(92.4)	(15.0)
Cash flow from financing activities
Proceeds from financial debt		15.0	0.0	0.0
Repayment of financial debt		(43.0)	(7.3)	(10.0)
Change of financial debt, net		(28.0)	(7.3)	(10.0)
Proceeds from/(repayment of) third party loans		(3.3)	12.8	31.4
Dividends paid to non-controlling interest		(34.3)	(27.4)	(28.7)
Net contributions from/(purchase of) non-controlling interests		0.0	(0.1)	1.2
Interest paid		(30.2)	(29.3)	(25.5)
Net cash flows used in financing activities		(95.8)	(51.3)	(31.6)
Currency translation on cash		0.9	1.1	(2.9)
(Decrease)/increase in cash and cash equivalents		(50.2)	27.2	55.9
Cash and cash equivalents at the beginning of the period		187.6	160.4	104.5
Cash and cash equivalents at the end of the period		$ 137.4	$ 187.6	$ 160.4

[1]	The amounts for Income taxes received/(paid) only include payments made on behalf of companies in the scope of these combined financial statements as described in section 2.1 BASIS OF PREPARATION